Loans and Debentures (Schedule of Covenants) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [abstract]
Shareholder equity	$ 715,718	$ 1,051,347	$ 894,204	$ 1,263,555